Expense Example	Jul. 23, 2026 USD ($)
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	363
Expense Example, with Redemption, 5 Years	645
Expense Example, with Redemption, 10 Years	1,447
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	1,159
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	456
Expense Example, with Redemption, 10 Years	1,041
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	374
Expense Example, with Redemption, 10 Years	863
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	580
Expense Example, with Redemption, 10 Years	1,309
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	1,017
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	898
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	717
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	1,395
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1.105
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	987
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	185
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	807
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	442
Expense Example, with Redemption, 10 Years	1,008
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	305
Expense Example, with Redemption, 10 Years	708
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	250
Expense Example, with Redemption, 10 Years	585
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	166
Expense Example, with Redemption, 10 Years	400
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,427
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,138
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	1,020
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	366
Expense Example, with Redemption, 10 Years	842
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,588
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,303
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,187
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	$ 1,011